Note 25 Plan assets breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash or cash equivalents plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	€ 24	€ 38	€ 56
Debt securities government bonds plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	2,394	2,707	2,668
Investment funds [member]
Plan assets breakdown [Line Items]
Assets of benefit plan	1	1	2
Insurance contracts plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	148	140	142
Total plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	2,566	2,887	2,869
Of which bank account in BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	3	4	4
Of which debt securities issued by BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Of which property occupied by BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	€ 0	€ 0	€ 0